Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Commitments through Purchase and Sale Transactions of Investments

	2019		2018
	Purchase	Sale	Purchase	Sale
Real estate	168	3	156	66
Mortgage loans	859	79	3,187	67
Private loans	394	-	1,224	-
Other	1,824	-	2,222	-

Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases
Future lease payments

	< 1 year amounts	1 < 2 years amounts	2 < 3 years amounts	3 < 4 years amounts	4 < 5 years amounts	> 5 years amounts
2019
Operating lease rights	49	42	32	26	19	47

	< 1 year amounts	1 - 5 years amounts	> 5 years amounts
2018

Operating lease obligations	73	144	169
Operating lease rights	50	127	52

Summary of Other Commitments and Contingencies
Other commitments and contingencies

	2019	2018
Guarantees	380	437
Standby letters of credit	12	12
Share of contingent liabilities incurred in relation to interests in joint ventures	14	49
Other guarantees	13	14
Other commitments and contingent liabilities	7	7